SHARE CAPITAL - Additional Information 1 (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 CAD ($) Option $ / shares shares	Dec. 31, 2018 Option $ / shares shares
Disclosure of classes of share capital [line items]
Number of stock options exercised | Option	1,543,143	1,410,195
Stock options exercise price	$ 0.74	$ 0.85
Gross proceeds from stock options exercised | $	$ 1,555,532
Bottom of range
Disclosure of classes of share capital [line items]
Stock options exercise price	$ 0.175
Top of range
Disclosure of classes of share capital [line items]
Stock options exercise price	$ 3.07
Warrant Three
Disclosure of classes of share capital [line items]
Number of warrant exercised | shares	2,129,707
Gross proceeds from warrant exercised | $	$ 8,199,371
Prospectus offering
Disclosure of classes of share capital [line items]
Unit issued price per unit	$ 39.00
Gross proceeds from unit issued | $	$ 5,936,500
Warrant exercise price	$ 18,768,421.00
Stock options exercise price	$ 3.16
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	151,407,466	141,443,116
Number of shares increased | shares	9,964,350
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares